Commitments & Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments And Contingencies [Line Items]
Commitments & Contingencies
12. Commitments and Contingencies
Lease Commitments
The Company leases office space in Northbrook, Illinois and Murfreesboro, Tennessee under non-cancelable
operating leases that expire on December 31, 2022 and September 30, 2022, respectively. Total rent expense under the lease agreements was $0.1 million and $40 thousand for the three months ended March 31, 2022 and 2021, respectively. The future minimum lease payments required under the lease agreements through the remaining terms total $0.1 million.
Purchase Obligations
In July of 2009, Legacy Clarus entered into a commercial manufacturing agreement, as amended, with Catalent Pharma Solutions, LLC (the “Catalent Agreement”). Pursuant to the terms of the Catalent Agreement, the Company must make minimum annual purchases of JATENZO equal to 7.0 million softgels, through the initial term, or March 2025. Any shortfall between the minimum annual purchase quantities and actual purchases will be multiplied by a unit price, as defined in the Catalent Agreement, and paid to Catalent within 30 days of any year-end
that the minimum purchase requirement is not met. The Company has not made any payments to Catalent as a result of a shortfall in minimum purchase quantities. The Catalent Agreement renews automatically for two-year
periods and either party may terminate the contract upon twelve months written notice. Purchases under the Catalent Agreement were $1.2 million and $3.3 million during the three months ended March 31, 2022 and 2021, respectively.
The Company entered into a product supply agreement with Pharmacia & Upjohn Company LLC, or Pfizer (the “Pfizer Agreement”), effective January 1, 2021. Pursuant to the terms of the Pfizer Agreement, the Company must make minimum annual purchases of
T-undecanoate
equal to approximately $1.8 million per year, through the initial term, or January 2024. If there is a shortfall between the minimum annual purchase quantities and actual purchases, the difference between the minimum annual purchase amount and actual purchases will be paid to Pfizer by the Company. There were no purchases under the Pfizer Agreement during the three months ended March 31, 2022.
Legal Proceedings
From time to time, in the ordinary course of business, the Company is subject to litigation and regulatory examinations as well as information gathering requests, inquiries and investigations.
On April 2, 2019, an action for patent infringement was filed against Legacy Clarus by Lipocine, Inc., or Lipocine, in the U.S. District Court for the District of Delaware. The lawsuit (Civil Action No.
19-cv-622,

assigned to Judge William Bryson, U.S. Court of Appeals for the Federal Circuit, sitting by designation) sought a declaratory judgement of infringement under 35 U.S.C. § 271(a)-(c) arising from Legacy Clarus’ intent to market and sell JATENZO, based on the FDA’s approval of JATENZO in March 2019. Lipocine ultimately alleged that Legacy Clarus infringed certain claims in each of four U.S. Patents: U.S. Patent No. 9,034,858, U.S. Patent No. 9,205,057, U.S. Patent No. 9,480,690 and U.S. Patent No. 9,757,390. Lipocine sought monetary damages in the form of a reasonable royalty, pre-judgment
interest, post-judgment interest, and attorneys’ fees, costs and disbursements, and injunctive relief.
Legacy Clarus asserted defenses of noninfringement and invalidity under 35 U.S.C. §§ 103 and 112, and asserted counterclaims of inequitable conduct, patent misuse and exceptional case. Legacy Clarus’s motion for summary judgment of invalidity under Section 112 was argued on January 15, 2021, and was granted on May 25, 2021, the decision finding all asserted claims invalid for failure to satisfy the written description requirement. On June 15, 2021, Legacy Clarus requested the Court to schedule a bench trial on Legacy Clarus’s counterclaims of inequitable conduct, patent misuse, and exceptional case at the earliest practicable date, pursuant to the Court’s invitation to make such a request.
In July 2021, Legacy Clarus and Lipocine entered into a settlement agreement that settled all claims between the parties, including a pending interference matter (No. 106,128) and the pending Legacy Clarus counterclaims against Lipocine, and provided for a payment by Lipocine to Legacy Clarus of a $4.0 million settlement fee payable as follows: $2.5 million upfront, $1.0 million within 12 months, and the remainder within two years. The Company is recognizing the payments in income as they are received. The Company received payment of $2.5 million of the $4.0 million in July 2021. On April 29, 2022, the Company entered into an amendment to the settlement agreement to reduce the remainder of the payments from $1.5 million to $1.3 million to be paid in a single installment on or before May 6, 2022, which has been received by the Company.
Pursuant to the settlement agreement, a joint stipulation for dismissal was filed, and was so ordered by the Court on July 15, 2021, thereby terminating the district court action. Moreover, and as part of this settlement, Lipocine filed a request for entry of an adverse judgment in Interference No. 106,128 on July 16, 2021. Judgment against Lipocine in Interference No. 106,128 was entered by the USPTO’s Patent Trial and Appeal Board (“PTAB”) on July 26, 2021. The Company believes that its U.S. Patent Application No. 16/656,178 involved in the interference may proceed to issuance due to entry of the decision adverse to Lipocine by the PTAB, but the ‘178 application has not issued to date.

13. Commitments and Contingencies
Lease Commitments
The Company leases office space in Northbrook, Illinois and Murfreesboro, Tennessee under non-cancelable
operating leases that expire on December 31, 2022 and September 30, 2022, respectively. Total rent expense under the lease agreements was $0.2 million for the years ended December 31, 2021 and 2020, respectively. The future minimum lease payments required under the lease agreements through the remaining terms total $
90
 thousand.
Purchase Obligation
In July of 2009, Legacy Clarus entered into a commercial manufacturing agreement, as amended, with Catalent Pharma Solutions, LLC (the “Catalent Agreement”). Pursuant to the terms of the Catalent Agreement, the Company must make minimum annual purchases of JATENZO equal to 7.0 million softgels, through the initial term, or March 2025. Any shortfall between the minimum annual purchase quantities and actual purchases will be multiplied by a unit price, as defined in the Catalent Agreement, and paid to Catalent within 30 days of any year-end
that the minimum purchase requirement is not met. The Company has not made any payments to Catalent as a result of a shortfall in minimum purchase quantities. The Catalent Agreement renews automatically for two-year
periods and either party may terminate the contract upon twelve months written notice. Purchases under the Catalent Agreement for the years ended December 31, 2021 and 2020 were $6.2 million and $3.2 million, respectively.
The Company entered into a product supply agreement with Pharmacia & Upjohn Company LLC, or Pfizer (the “Pfizer Agreement”), effective January 1, 2021. Pursuant to the terms of the Pfizer Agreement, the
Company

must make minimum annual purchases of
T-undecanoate
equal to approximately $1.8 million per year, through the initial term, or January 2024. If there is a shortfall between the minimum annual purchase quantities and actual purchases, the difference between the minimum annual purchase amount and actual purchases will be paid to Pfizer by the Company. There were $
1.8
 million of purchases under the Pfizer Agreement during the year ended December 31, 2021.
Legal Proceedings
From time to time, in the ordinary course of business, the Company is subject to litigation and regulatory examinations as well as information gathering requests, inquiries and investigations.
On April 2, 2019, an action for patent infringement was filed against Legacy Clarus by Lipocine in the U.S. District Court for the District of Delaware. The lawsuit (Civil Action No.
19-cv-622,
assigned to Judge William Bryson, U.S. Court of Appeals for the Federal Circuit, sitting by designation) sought a declaratory judgement of infringement under 35 U.S.C. § 271(a)-(c) arising from Legacy Clarus’ intent to market and sell JATENZO, based on the FDA’s approval of JATENZO in March 2019. Lipocine ultimately alleged that Legacy Clarus infringed certain claims in each of four U.S. Patents: U.S. Patent No. 9,034,858, U.S. Patent No. 9,205,057, U.S. Patent No. 9,480,690 and U.S. Patent No. 9,757,390. Lipocine sought monetary damages in the form of a reasonable royalty, pre-judgment
interest, post-judgment interest, and attorneys’ fees, costs and disbursements, and injunctive relief.
Legacy Clarus asserted defenses of noninfringement and invalidity under 35 U.S.C. §§ 103 and 112, and asserted counterclaims of inequitable conduct, patent misuse and exceptional case. Legacy Clarus’s motion for summary judgment of invalidity under Section 112 was argued on January 15, 2021, and was granted on May 25, 2021, the decision finding all asserted claims invalid for failure to satisfy the written description requirement. On June 15, 2021, Legacy Clarus requested the Court to schedule a bench trial on Legacy Clarus’s counterclaims of inequitable conduct, patent misuse, and exceptional case at the earliest practicable date, pursuant to the Court’s invitation to make such a request.
In July 2021, Legacy Clarus and Lipocine entered into a settlement agreement that settled all claims between the parties, including a pending interference matter (No. 106,128) and the pending Legacy Clarus counterclaims against Lipocine, and provided for a payment by Lipocine to Legacy Clarus of a $4.0 million settlement fee payable as follows: $2.5 million upfront, $1.0 million within 12 months, and the remainder within two years. The Company is recognizing the payments in income as they are received. The Company received payment of $2.5 million of the $4.0 million in July 2021, which is recorded within the litigation settlement line in other income and expense on the statement of operations.
Pursuant to the settlement agreement, a joint stipulation for dismissal was filed, and was so ordered by the Court on July 15, 2021, thereby terminating the district court action. Moreover, and as part of this settlement, Lipocine filed a request for entry of an adverse judgment in Interference No. 106,128 on July 16, 2021. Judgment against Lipocine in Interference No. 106,128 was entered by the USPTO’s Patent Trial and Appeal Board (PTAB) on July 26, 2021. The Company believes that its U.S. Patent Application No. 16/656,178 involved in the interference may proceed to issuance due to entry of the decision adverse to Lipocine by the PTAB, but the ‘178 application has not issued to date.